Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Jan. 28, 2021
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Government Securities Held In Trust Account [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Government securities held in Trust Account	$ 105,584,424	$ 105,581,820	$ 105,570,833
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Private Placement Warrants	1,187,200	2,480,240	2,941,680
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Private Placement Warrants	$ 2,141,400	$ 4,450,500	$ 5,175,000